PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited)

Voya Floating Rate Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
LOANS
*
: 89.8%
Aerospace & Defense : 0.8%
494,575  Barnes Group Inc.,
2024 Refinancing
Term Loan, 7.345%,
(TSFR3M+2.500%),
09/03/2030 $ 495,760
0.2
1,199,512  Peraton Corp,
Tranche B, 8.953%,
(TSFR1M+3.750%),
02/01/2028 1,119,670
0.6
1,615,430
0.8
Auto Components : 1.1%
507,200  American Axle &
Manufacturing Inc,
New Tranche B
Term Loan, 8.104%,
(TSFR1M+3.500%),
12/12/2029 511,321
0.3
661,176  Holley Purchaser,
Inc., Initial Term
Loan, 8.710%,
(TSFR1M+3.750%),
11/17/2028 648,779
0.3
535,017  RC Buyer Inc, First
Lien Initial Term
Loan, 8.460%,
(TSFR1M+3.614%),
07/28/2028 533,144
0.3
507,420  RealTruck Goup Inc
(fka Truck Hero), Initial
Term Loan, 8.460%,
(TSFR1M+3.500%),
01/31/2028 493,466
0.2
2,186,710
1.1
Automotive : 0.1%
244,669  IXS Holdings Inc, Initial
Term Loan, 8.954%,
(TSFR6M+4.250%),
03/05/2027 236,717
0.1
Basic Materials : 2.3%
415,000  A-Ap Buyer, Inc., Initial
Term Loan, 7.854%,
(TSFR3M+7.854%),
09/09/2031 418,458
0.2
750,000  Covia Holdings
Corporation, Tranche
B-EXIT, 9.580%,
(TSFR3M+3.500%),
07/31/2026 749,648
0.4
493,734  Ineos US Petrochem
LLC, 2030 Tranche
B Dollar Term
Loan, 8.695%,
(US0006M+3.750%),
03/14/2030 495,894
0.3
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Basic Materials: (continued)
842,588  LSF11 A5 Holdco LLC,
Tranche B, 8.460%,
(TSFR1M+3.614%),
10/16/2028 $ 848,820
0.4
610,579  Olympus Water US
Holding Corporation,
Term B-5 Usd
Loans, 8.104%,
(TSFR3M+8.104%),
06/20/2031 613,360
0.3
349,728  Spa Holdings 3 Oy,
Facility B (USD)
Loan, 8.615%,
(TSFR3M+8.615%),
02/04/2028 351,404
0.2
353,571  USALCO LLC,
Tranche B, 8.573%,
(TSFR1M+4.000%),
09/30/2031 356,997
0.2
36,429
(1)(2)
USALCO LLC, Tranche
DD,
09/30/2031 36,781
0.0
556,424  WR Grace Holdings
LLC, Tranche
B, 7.854%,
(TSFR3M+3.750%),
09/22/2028 560,945
0.3
4,432,307
2.3
Building & Development : 0.9%
792,788  LBM Acquisition
LLC, First Lien Initial
Term Loan, 9.097%,
(TSFR1M+3.850%),
12/17/2027 795,637
0.4
598,693  LHS Borrower,
LLC, Initial Term
Loan, 9.695%,
(US0006M+4.750%),
02/16/2029 571,752
0.3
350,000  Quikrete Holdings
Inc, Term Loan B
(2031), 7.345%,
(TSFR1M+3.500%),
04/14/2031 350,263
0.2
1,717,652
0.9
Business Equipment & Services : 0.7%
809,665  Ensono LP, First
Lien Initial Term
Loan, 9.361%,
(US0001M+4.000%),
05/26/2028 810,374
0.4
462,097  Open Text Corporation,
Tranche B, 7.095%,
(TSFR1M+2.750%),
01/31/2030 462,770
0.3
1,273,144
0.7

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Chemicals & Plastics : 0.8%
495,171  Geon Performance
Solutions LLC,
2024 Refinancing
Term Loan, 9.115%,
(TSFR3M+4.512%),
08/18/2028 $ 497,235
0.3
346,750  Herens Holdco
Sarl, Facility B USD
Loans, 8.629%,
(TSFR3M+3.925%),
07/03/2028 341,224
0.2
685,354  Sparta US HoldCo
LLC, First Lien Initial
Term Loan, 8.451%,
(TSFR1M+3.250%),
08/02/2030 690,494
0.3
1,528,953
0.8
Commodities : 0.7%
293,360  Foundation Building
Materials Inc, 2024
Incremental Term
Loan, 9.252%,
(TSFR1M+4.114%),
01/29/2031 289,766
0.1
585,371  Foundation Building
Materials Inc, Initial
Term Loan (First
Lien), 8.764%,
(TSFR3M+3.512%),
01/31/2028 577,810
0.3
555,012  Specialty Building
Products Holdings
LLC, First Lien Initial
Term Loan, 8.695%,
(US0006M+3.750%),
10/15/2028 553,278
0.3
1,420,854
0.7
Communications : 5.3%
550,000  AP Core Holdings
II LLC, Term B-2
Loans, 10.717%,
(TSFR3M+5.500%),
09/01/2027 535,287
0.3
819,321  Arches Buyer Inc,
Refinancing Term
Loan, 8.195%,
(TSFR1M+3.350%),
12/06/2027 802,102
0.4
704,150  Cengage Learning
Inc, 2024 Refinancing
Term Loans, 8.014%,
(TSFR3M+3.500%),
03/24/2031 708,771
0.4
837,814  CNT Holdings I Corp,
Tranche B, 8.752%,
(TSFR1M+3.500%),
11/08/2027 844,248
0.4
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Communications: (continued)
618,991  Connect US Finco
LLC, Amendment No.
4 Term Loan, 9.345%,
(TSFR1M+4.500%),
09/27/2029 $ 553,997
0.3
497,500  Crown Subsea
Communications
Holding Inc, 2024
Term Loan, 9.252%,
(TSFR3M+4.000%),
01/30/2031 506,206
0.3
652,569
(1)
Dotdash Meredith,
Inc., Term B-1 Loan,
12/01/2028 657,463
0.3
240,646  Gogo Intermediate
Holdings LLC, Initial
Term Loan, 9.111%,
(TSFR1M+3.500%),
04/30/2028 229,028
0.1
675,000  GoodRX Inc, 2024
Term Loan, 8.595%,
(TSFR1M+3.750%),
07/10/2029 676,266
0.3
350,000  GoTo Group Inc,
Exchange First Out
Term Loan, 10.190%,
(TSFR3M+4.750%),
04/30/2028 319,375
0.2
174,563
(1)
I-Logic Technologies
Bidco Limited, Tl,
02/16/2028 175,915
0.1
360,020
(1)
Ion Trading Finance
Limited, 2024-B Dollar
Term Loan,
04/03/2028 361,107
0.2
521  Lumen Technologies,
Inc., Tranche
B, 7.319%,
(TSFR1M+7.319%),
03/15/2027 490
0.0
452,728  Magnite Inc, New
Term Loan, 8.323%,
(TSFR1M+3.750%),
02/06/2031 458,953
0.2
538,166  McGraw-Hill Education
Inc, Tranche B, 8.604%,
(TSFR1M+4.000%),
08/06/2031 545,398
0.3
1,030,917  MH Sub I LLC,
Tranche B3, 9.095%,
(TSFR1M+4.250%),
05/03/2028 1,033,351
0.5
710,519  Proofpoint Inc,
Tranche B, 7.845%,
(TSFR1M+3.000%),
08/31/2028 714,614
0.4
194,513  TripAdvisor Inc, Initial
Term B Loan, 7.595%,
(TSFR1M+2.750%),
07/08/2031 195,404
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Communications: (continued)
59,700  Univision
Communications Inc,
2024 Replacement
First-Lien Term
Loan, 8.460%,
(TSFR1M+8.460%),
01/31/2029 $ 59,961
0.0
595,420  Univision
Communications Inc,
Tranche B, 8.854%,
(TSFR3M+8.854%),
06/25/2029 599,390
0.3
450,000  Ziggo Financing
Partnership, Term
Loan I, 7.711%,
(TSFR1M+7.711%),
04/30/2028 448,735
0.2
10,426,061
5.3
Consumer, Cyclical : 11.0%
411,274
(1)
ABG Intermediate
Holdings 2 LLC, 2024-1
Refinancing Term Loan,
12/21/2028 413,416
0.2
345,485
(1)
Alterra Mountain
Company, Series B-6
Term Loan,
08/17/2028 346,997
0.2
302,666  Alterra Mountain
Company, Series B-7
Term Loan, 7.573%,
(TSFR1M+3.000%),
05/31/2030 304,180
0.2
951,348  American Airlines
Inc, Initial Term
Loan, 10.294%,
(TSFR3M+5.012%),
04/20/2028 977,956
0.5
602,375  American Greetings
Corporation, Tranche C
Term Loan, 10.595%,
(TSFR1M+5.750%),
10/23/2029 607,495
0.3
887,175  Ascend Learning LLC,
Tranche B, 13.850%,
(TSFR1M+3.600%),
12/11/2028 893,115
0.5
821,140  Autokiniton US Holdings
Inc, 2024 Replacement
Term B Loan, 8.960%,
(TSFR3M+4.000%),
04/06/2028 817,804
0.4
642,517  Bombardier
Recreational
Products Inc,
Tranche B3, 7.595%,
(TSFR1M+2.750%),
12/13/2029 644,811
0.3
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Cyclical: (continued)
413,317  Caesars Entertainment,
Inc., Term Loan
B, 7.595%,
(TSFR1M+7.595%),
02/06/2030 $ 415,332
0.2
465,227
(1)
Cinemark USA
Inc, Term Loan B,
05/24/2030 468,250
0.2
568,970  City Football Group
Limited, Tl, 7.969%,
(TSFR1M+3.262%),
07/21/2030 568,614
0.3
186,672  Core & Main LP,
Tranche D Term
Loan, 6.855%,
(TSFR1M+6.855%),
07/27/2028 187,255
0.1
865,000
(1)
Crown Finance US
Inc, Initial Term Loans,
10/31/2031 866,406
0.5
444,282  Dealer Tire Financial
LLC, 2024 Tlb
B-4, 8.345%,
(TSFR1M+3.500%),
06/24/2031 445,392
0.2
490,601  Delta Air Lines Inc,
Tranche B, 9.032%,
(TSFR3M+9.032%),
10/20/2027 499,952
0.3
248,750  Entain PLC,
Tranche B, 8.014%,
(TSFR6M+8.014%),
10/31/2029 249,799
0.1
643,388  Gates Corporation,
Inital B-5 Dollar
Term Loan, 7.095%,
(TSFR1M+2.250%),
06/04/2031 645,881
0.3
695,000
(1)
Golden State Foods
LLC, Initial Term Loans,
10/07/2031 701,950
0.4
613,463  Harbor Freight
Tools USA Inc,
Tranche B, 7.345%,
(TSFR1M+2.500%),
06/11/2031 605,910
0.3
335,030  Hunter Douglas
Inc., USD Term
Loan B1, 8.571%,
(TSFR1M+3.500%),
02/26/2029 335,449
0.2
855,342  IRB Holding Corp,
Tranche B, 8.097%,
(TSFR1M+2.750%),
12/15/2027 857,281
0.4
460,000
(1)
Kodiak BP LLC, Initial
Term Loan,
11/27/2031 461,150
0.2
199,499
(1)
LBM Acquisition LLC,
Incremental Tlb,
06/06/2031 198,158
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Cyclical: (continued)
598,500  Lc Ahab Us Bidco
LLC, Initial Term
Loan, 8.345%,
(TSFR1M+3.500%),
04/11/2031 $ 603,737
0.3
515,000  Life Time Inc (f/k/a
Life Time Fitness
Inc), 2024 New
Term Loan, 7.152%,
(TSFR1M+2.500%),
11/05/2031 517,682
0.3
481,331  Light And Wonder
International, Inc.,
Tranche B2, 7.333%,
(TSFR1M+7.333%),
04/16/2029 483,036
0.3
406,242  LS Group OPCO
Acquisition LLC, Term
Loan B, 7.845%,
(TSFR1M+3.000%),
04/15/2031 408,950
0.2
788,636  Osmosis Buyer Limited,
Tranche B, 8.701%,
(TSFR1M+4.000%),
07/31/2028 791,839
0.4
555,000  Peer Holding III BV,
Facility B5, 3.046%,
(TSFR3M+3.000%),
07/01/2031 558,931
0.3
408,344  Penn National
Gaming Inc, Term
B Facility, 7.695%,
(TSFR1M+3.500%),
05/03/2029 410,845
0.2
608,365
(1)
Restoration Hardware,
Inc., 2022 Incremental
Term Loan,
10/20/2028 607,794
0.3
231,990  Scientific Games
Holdings LP,
Tranche B, 8.318%,
(TSFR3M+3.000%),
04/04/2029 232,860
0.1
250,000
(1)
Showtime Acquisition
LLC, Initial Term Loan,
08/13/2031 251,042
0.1
427,149  SRAM LLC, Initial
Term Loan, 7.710%,
(TSFR1M+7.710%),
05/18/2028 430,086
0.2
446,893  TGP Holdings III LLC,
First Lien Closing Date
Term Loan, 8.195%,
(TSFR1M+3.350%),
06/29/2028 437,955
0.2
279,190  Thor Industries
Inc, TERM B-3
USD, 7.095%,
(TSFR1M+2.250%),
11/15/2030 280,761
0.1
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Cyclical: (continued)
444,399  Topgolf Callaway
Brands Corp., Initial
Term Loan, 7.845%,
(TSFR1M+3.000%),
03/08/2030 $ 443,011
0.2
358,148
(1)
United Air Lines,
Inc., Term Loan B,
02/22/2031 359,843
0.2
748,728  Weber-Stephen
Products LLC, Initial
Term B Loan, 8.467%,
(US0006M+3.250%),
10/30/2027 747,792
0.4
888,536  White Cap Buyer
LLC, Tranche C
Term Loan, 8.095%,
(TSFR1M+8.095%),
10/19/2029 891,266
0.5
577,717  Windsor Holdings
III LLC, Tranche
B, 8.461%,
(TSFR1M+8.461%),
08/01/2030 582,501
0.3
21,552,484
11.0
Consumer, Non-cyclical : 14.1%
398,969
(1)
ADMI Corp.,
Amendment No 5 Term
Loan,
12/23/2027 393,317
0.2
507,317
(1)
ADMI Corp.,
Incremental Term Loan,
12/23/2027 498,122
0.3
368,648  Albion Financing 3
SARL, New 2024
Amended Usd Term
Loan, 9.826%,
(TSFR3M+9.826%),
08/16/2029 372,795
0.2
639,722  Bausch & Lomb
Corporation, Initial
Term Loan, 8.270%,
(TSFR1M+3.350%),
05/10/2027 642,961
0.3
585,387
(1)
Bausch Health
Companies Inc, Tranche
B,
02/01/2027 572,216
0.3
877,800
(1)
Belron Finance US LLC,
2031 Dollar Incremental
Term Loans,
10/01/2031 887,493
0.5
417,280  Camelot US
Acquisition I Co, Term
Loan B-1, 7.595%,
(TSFR1M+3.500%),
01/31/2031 417,540
0.2
238,794  CHG Healthcare
Services Inc, 2024
Term Loan, 8.460%,
(TSFR1M+3.614%),
09/29/2028 241,132
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
496,813
(1)
CHG Healthcare
Services Inc,
Amendment No. 5
Refinancing Term Loan,
09/29/2028 $ 498,831
0.3
593,348
(1)
Cimpress PLC, 2024-2
RefinancingTranche
B-1,
05/17/2028 597,056
0.3
1,086,179  Cotiviti Inc,
Tranche B, 8.451%,
(TSFR1M+3.250%),
08/27/2025 1,096,022
0.6
245,537  Electron Bidco
Inc., Initial Term
Loan, 7.960%,
(TSFR1M+7.960%),
11/01/2028 246,787
0.1
635,000
(1)
Examworks Bidco Inc.,
Term Loan,
11/01/2028 638,096
0.3
619,277  Fiesta Purchaser,
Inc., Initial Term
Loan, 8.845%,
(TSFR1M+4.000%),
02/12/2031 620,671
0.3
267,975  Financiere Mendel,
Addtl Term Fcaility
1 (USD), 8.354%,
(TSFR3M+8.354%),
11/13/2030 269,985
0.1
610,389  Fleet Midco I Ltd.,
Facility B2 Term
Loan, 7.578%,
(TSFR6M+2.750%),
02/21/2031 614,967
0.3
159,200  Fugue Finance
LLC, Dollar Term
B-2 Loan, 8.807%,
(TSFR3M+3.750%),
02/26/2031 160,653
0.1
591,803  Fugue Finance LLC,
Term B USD, 9.057%,
(TSFR3M+4.000%),
01/31/2028 596,550
0.3
596,140  Garda World
Security Corporation,
Tranche B, 8.597%,
(TSFR1M+8.597%),
02/01/2029 602,847
0.3
488,358  Global Medical
Response Inc,
Tranche B, 10.844%,
(TSFR1M+3.500%),
10/02/2028 490,451
0.3
58,175
(1)(2)
Hanger Inc., Delayed
Draw Term Loan,
10/15/2031 58,815
0.0
451,825  Hanger Inc., Initial
Term Loan, 8.073%,
(TSFR1M+3.500%),
10/15/2031 456,795
0.2
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
356,053  HomeServe USA
Holding Corp.,
Amendment No.1
Refinancing Term
Loan, 7.211%,
(TSFR1M+2.500%),
10/21/2030 $ 357,092
0.2
665,865  Kingpin Intermediate
Holdings LLC, 2023
Term Loan B, 8.584%,
(TSFR1M+3.500%),
02/08/2028 668,362
0.3
585,194  Kuehg Corp., Term
Loan, 7.839%,
(TSFR3M+3.250%),
06/12/2030 592,143
0.3
598,662
(1)
Latham Pool Products
Inc, Initial Term Loans,
(TSFR1M+8.695%),
02/23/2029 590,930
0.3
503,738
(1)
LifePoint Health
Inc, Term Loan B2,
05/19/2031 505,595
0.3
712,936
(1)
Medline Borrower, LP,
2024 USD Add-on Term
Loan B,
10/23/2028 717,124
0.4
457,635  Medrisk Inc, First
Lien Initial Term
Loan, 8.695%,
(TSFR1M+8.695%),
05/10/2028 461,139
0.2
750,000
(1)
Neptune Bidco Us
Inc., Tranche B,
(TSFR3M+2.500%),
04/11/2029 676,205
0.3
538,968  Nielsen Consumer
Inc, Tranche B-1
Term Loan, 8.710%,
(TSFR1M+8.710%),
03/06/2028 540,090
0.3
630,718  Organon & Co, Dollar
Term Loan, 7.465%,
(TSFR1M+7.465%),
05/19/2031 634,660
0.3
783,899  Packaging Coordinators
Midco Inc., 2024
Replacement Term
Loan, 8.095%,
(TSFR3M+3.250%),
11/30/2027 787,818
0.4
940,914
(1)
Pegasus Bidco BV,
2024-2 Dollar Term
Loan,
07/12/2029 946,794
0.5
1,009,708
(1)
Phoenix Guarantor Inc,
Tranche B5 Term Loan,
02/21/2031 1,014,362
0.5
268,650
(1)
Radnet Management
Inc, 2024 Refinancing
Term Loans,
04/18/2031 270,353
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
63,000
(1)(2)
Raven Acquisition
Holdings, LLC, 2024
Delayed Draw Term
Loan Commitment,
11/30/2031 $ 63,236
0.0
882,000  Raven Acquisition
Holdings, LLC, Initial
Term Loans, 7.860%,
(TSFR1M+3.250%),
11/30/2031 885,307
0.5
544,464  RXB Holdings Inc,
First Lien Initial
Term Loan, 9.469%,
(TSFR1M+4.614%),
12/20/2027 545,485
0.3
1,297
(2)
Ryan LLC, Delayed
Draw Term
Loan, 8.800%,
(TSFR3M+4.500%),
11/14/2030 1,306
0.0
585,683  Ryan LLC, Term
Loan, 9.856%,
(TSFR1M+4.500%),
11/14/2030 590,075
0.3
245,666  Seren Bidco AB, Facility
B1 Loan, 8.002%,
(TSFR6M+8.002%),
11/16/2028 247,610
0.1
319,200  Sigma Bidco BV,
Facility B 10, 9.302%,
(SOFRRATE+4.410%),
01/03/2028 320,796
0.2
713,213  Sotera Health Holdings
LLC, 2024 Refinancing
Term Loans, 8.095%,
(TSFR1M+3.250%),
05/30/2031 716,779
0.4
585,000
(1)
Southern Veterinary
Partners LLC, 2024-
3 New Term Loans,
12/04/2031 589,844
0.3
647,375  Spring Education
Group Inc, Initial
Term Loans, 8.604%,
(TSFR3M+4.000%),
10/04/2030 652,150
0.3
292,050  Triton Water Holdings
Inc, 2024 Incremental
Term Loans, 9.335%,
(TSFR3M+4.000%),
03/31/2028 294,824
0.2
540,894  Trugreen Limited
Partnership,
Tranche B, 9.347%,
(TSFR1M+4.000%),
11/02/2027 528,273
0.3
18,696
(1)(2)
US Fertility Enterprises
LLC, Initial Delayed
Draw Term Loan,
10/07/2031 18,649
0.0
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
411,304  US Fertility
Enterprises LLC,
Term Loan B, 9.158%,
(TSFR3M+4.500%),
10/07/2031 $ 415,417
0.2
252,703  VetStrategy
Canada Holdings,
Tranche B, 9.393%,
(TSFR3M+4.750%),
12/06/2028 254,967
0.1
335,000
(1)
Viant Medical Holdings
Inc, Term Loan B,
10/15/2031 339,118
0.2
453,760
(1)
VM Consolidated
Inc., Term B-3 Loan,
03/24/2028 456,100
0.2
917,624  Wand NewCo 3
Inc, Initial Term
Loan, 7.854%,
(TSFR1M+3.250%),
01/30/2031 922,857
0.5
27,579,562
14.1
Containers & Glass Products : 1.4%
740,133  Clydesdale Acquisition
Holdings, Inc., Term
B Loan, 8.020%,
(TSFR1M+3.175%),
04/13/2029 742,446
0.4
265,139  Plaze Inc, 2021-1
Term Loan, 8.710%,
(TSFR1M+3.750%),
08/03/2026 243,707
0.1
244,502  Pretium PKG Holdings
Inc, Third Amendment
Tranche A Term
Loans, 10.248%,
(TSFR3M+5.000%),
10/02/2028 253,060
0.1
668,635  ProAmpac PG
Borrower LLC, 2024
Term Loan B, 9.118%,
(TSFR3M+4.000%),
09/15/2028 671,393
0.3
878,220
(1)
TricorBraun
Inc, Tranche B,
(TSFR1M+3.250%),
03/03/2028 878,540
0.5
2,789,146
1.4
Diversified : 0.2%
414,981  First Eagle Holdings
Inc, Tranche B-2
Term Loans, 8.335%,
(TSFR3M+3.000%),
03/05/2029 416,336
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Electronics/Electrical : 1.3%
919,742  Chariot Buyer LLC,
Tranche B, 8.600%,
(TSFR1M+3.250%),
11/03/2028 $ 926,147
0.5
364,773  Creation Technologies
Inc, Initial Term
Loan, 11.080%,
(TSFR3M+5.500%),
10/05/2028 353,829
0.2
325,000  DG Investment
Intermediate Holdings 2
Inc, Second Lien Initial
Term Loan, 11.710%,
(TSFR1M+6.864%),
03/30/2029 324,492
0.2
486,135  DG Investment
Intermediate Holdings 2
Inc, Tranche B, 9.111%,
(TSFR1M+3.864%),
03/31/2028 491,706
0.2
351,486  VC GB Holdings I
Corp, First Lien Initial
Term Loan, 8.365%,
(TSFR3M+3.262%),
07/21/2028 352,051
0.2
2,448,225
1.3
Energy : 3.2%
572,238  Brazos Delaware II LLC,
Term Loan B, 8.255%,
(TSFR6M+3.500%),
02/11/2030 576,947
0.3
309,225  CPPIB OVM Member
U.S. LLC, Initial
Term Loans, 7.854%,
(TSFR3M+3.250%),
08/20/2031 311,641
0.2
675,000
(1)
Emg Utica Midstream
Holdings, LLC, Tlb,
10/31/2029 675,000
0.3
750,000  Epic Crude Services
LP, Term Loan, 7.656%,
(TSFR3M+3.000%),
10/09/2031 757,090
0.4
395,201  GIP Pilot Acquisition
Partners, L.P.,
Tranche B, 7.818%,
(TSFR3M+2.500%),
10/04/2030 398,165
0.2
552,825  Goodnight Water
Solutions Holdings,
LLC, Initial Term
Loans, 10.095%,
(TSFR3M+5.250%),
06/04/2029 555,129
0.3
300,000  MRC Global (US) Inc.,
Term Loan, 7.931%,
(TSFR6M+3.500%),
10/24/2031 300,750
0.2
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Energy: (continued)
425,000  NGP XI Midstream
Holdings LLC, Initial
Term Loan, 8.604%,
(TSFR2M+4.000%),
07/25/2031 $ 426,859
0.2
770,000  Rockpoint Gas Storage
Partners LP, Initial
Term Loan, 7.985%,
(TSFR3M+3.500%),
09/12/2031 775,968
0.4
244,388  US Silica Company,
Term B Loan, 9.345%,
(TSFR1M+9.345%),
07/31/2031 244,158
0.1
597,000  WaterBridge Midstream
Operating LLC, Term
Loan B, 9.393%,
(TSFR3M+4.750%),
06/27/2029 595,321
0.3
543,638  Waterbridge NDB
Operating LLC(f/k/a
Waterbridge Midstream
Operating LLC), Initial
Term Loan, 9.603%,
(TSFR3M+9.603%),
05/07/2029 550,518
0.3
2,520
(1)
Whitewater DBR Holdco
LLC,
02/15/2030 2,532
0.0
6,170,078
3.2
Financial : 9.6%
204,488  AAL Delaware
Holdco Inc, Initial
Term Loan, 8.345%,
(TSFR1M+3.500%),
07/30/2031 206,469
0.1
613,063  Acrisure LLC,
Tranche B6, 8.211%,
(TSFR1M+8.211%),
11/06/2030 614,979
0.3
1,064,099  Alliant Holdings
Intermediate LLC, New
Term Loan B6, 7.349%,
(TSFR1M+2.750%),
09/19/2031 1,068,355
0.5
242,714
(1)
Allspring Buyer
LLC, 2024 Specified
Refinancing Term Loan,
11/01/2028 243,321
0.1
550,000  Ardonagh Group
Finco Pty Ltd,
Syndicated Facility B
(USD) Loan, 8.535%,
(TSFR6M+8.535%),
02/17/2031 553,438
0.3
871,826  Aretec Group Inc, Term
B-2 Loan, 8.573%,
(TSFR1M+4.000%),
08/09/2030 874,862
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Financial: (continued)
656,665
(1)
Ascensus Group
Holdings Inc (f/k/a
Mercury Borrower Inc),
2024 Term Loan B,
08/02/2028 $ 658,307
0.3
1,319,630  AssuredPartners Inc.,
Tranche B5, 8.345%,
(TSFR1M+3.500%),
02/14/2031 1,323,891
0.7
377,208
(1)
Asurion LLC, New B-8
Term Loan,
12/23/2026 377,376
0.2
305,539  Asurion LLC,
Tranche B9, 8.611%,
(TSFR1M+8.611%),
07/30/2027 304,942
0.2
218,900  Blackhawk Network
Holdings Inc., Term
Loan B, 9.845%,
(TSFR1M+9.845%),
03/12/2029 221,864
0.1
190,000
(1)
Blackstone Mortgage
Trust Inc, Term B-5
Loan,
12/01/2028 190,238
0.1
739,763  Broadstreet Partners
Inc, Tranche
B4, 8.095%,
(TSFR3M+2.500%),
06/16/2031 744,643
0.4
471,432  Castlelake Aviation
One Designated
Activity Company, Initial
Term Loan, 7.447%,
(TSFR3M+2.500%),
10/22/2026 473,134
0.2
600,000
(1)
Cpi Holdco B, LLC,
Incremental Term Loan
B,
10/24/2031 600,187
0.3
723,188  Cushman & Amp;
Wakefield U.S.
Borrower, LLC, 2024 - 3
Term Loan, 7.823%,
(TSFR1M+3.250%),
01/31/2030 724,317
0.4
245,000
(1)
Dechra
Pharmaceuticals
Holdings Limited (f/k/a
Freya Bidco Limited),
Tlb,
12/02/2031 246,455
0.1
245,000  Edelman Financial
Engines Center LLC
(The), 2024 Refinancing
Term Loans, 10.095%,
(TSFR1M+5.250%),
10/06/2028 247,220
0.1
714,068
(1)
Edelman Financial
Engines Center
LLC (The), 2024-2
Refinancing Term Loan,
04/07/2028 719,498
0.4
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Financial: (continued)
540,000
(1)
Everest Subbidco,
(Usd) Tlb2,
12/04/2031 $ 537,300
0.3
53,342
(1)(2)
Focus Financial
Partners LLC, 2024
Delayed Draw Term
Loan,
09/11/2031 53,894
0.0
496,658
(1)
Focus Financial
Partners LLC, Initial
Term Loan,
09/11/2031 501,797
0.3
160,000
(1)
Goosehead Insurance
Holdings, LLC, Term
Loan B,
12/15/2031 161,400
0.1
319,200  Grant Thornton
Advisors LLC, Initial
Term Loan, 8.095%,
(TSFR1M+3.250%),
06/02/2031 319,599
0.2
582,664  Guardian US
Holdco, Initial Term
Loan, 8.830%,
(TSFR3M+3.500%),
01/31/2030 584,777
0.3
440,208  HighTower Holding
LLC, 2024 Term
Loan B, 8.748%,
(TSFR3M+3.500%),
08/21/2028 442,546
0.2
362,250  HUB International
Ltd, Incremental
Term Loan, 8.255%,
(TSFR2M+3.000%),
06/20/2030 365,099
0.2
1,146,779
(1)
Jane Street Group LLC,
Extended Term Loan,
12/07/2031 1,145,489
0.6
510,000
(1)
Jefferies Finance LLC,
Initial Term Loan 2024,
10/09/2031 512,709
0.3
788,582
(1)
Osaic Holdings Inc
(f/k/a Advisor Group
Holdings Inc), Term B4
Loan,
08/17/2028 792,648
0.4
560,611  Overdrive, Inc.,
New First Lien Term
Loan, 9.170%,
(TSFR1M+4.250%),
06/15/2028 565,341
0.3
532,644  Ryan Specialty Group
LLC, 2024 Term
Loan B, 7.095%,
(TSFR1M+7.095%),
09/15/2031 535,750
0.3
525,000
(1)
Starwood Property
Mortgage LLC, (Usd)
Tlb,
01/01/2030 525,000
0.3
310,282
(1)
Truist Insurance
Holdings, LLC,
2024 Term Loan B,
05/06/2031 311,575
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Financial: (continued)
102,632  Truist Insurance
Holdings, LLC, Initial
Term Loans (Second
Lien), 9.354%,
(TSFR3M+4.750%),
05/06/2032 $ 105,497
0.0
1,669
(1)
USI Inc., 2024 Term
Loan,
09/27/2030 1,669
0.0
485,000  VFH Parent LLC, Term
B-1 Loan, 7.595%,
(TSFR1M+7.595%),
06/21/2031 487,501
0.2
338,929  Walker & Dunlop
Inc, Initial Term
Loan, 7.195%,
(TSFR1M+7.195%),
12/16/2028 340,624
0.2
18,683,711
9.6
Food Products : 1.5%
286,526  8th Avenue Food
& Provisions Inc,
2021 Incremental
Term Loan, 9.710%,
(TSFR1M+4.750%),
10/01/2025 281,512
0.1
423,563  8th Avenue Food
& Provisions Inc,
Tranche B, 8.710%,
(TSFR1M+3.750%),
10/01/2025 415,318
0.2
595,387  BCPE North Star
US Holdco 2 Inc,,
First Lien Initial Term
Loan, 11.250%,
(TSFR1M+4.114%),
06/09/2028 574,177
0.3
320,571  CHG PPC Parent LLC,
Tranche B, 8.361%,
(TSFR1M+3.114%),
12/08/2028 321,773
0.2
569,430  Chobani LLC, 2023
Additional Term
Loan, 8.595%,
(TSFR1M+3.750%),
10/25/2027 575,480
0.3
720,708  Primary Products
Finance LLC, 2024
Replacement Term
B Loan, 8.971%,
(TSFR3M+3.650%),
04/01/2029 724,011
0.4
2,892,271
1.5
Health Care : 1.8%
1,197,729  AthenaHealth
Group Inc, Initial
Term Loan, 8.497%,
(TSFR1M+3.250%),
02/15/2029 1,203,503
0.6
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Health Care: (continued)
289,275  Concentra Health
Services, Inc., Term
Loan B, 7.095%,
(TSFR1M+2.250%),
07/26/2031 $ 291,445
0.2
482,039
(1)
Embecta Corp.,
Initial Term Loan,
(TSFR1M+3.000%),
03/30/2029 480,566
0.2
479,998  Gloves Buyer Inc,
Tranche B, 9.361%,
(TSFR1M+4.114%),
12/29/2027 480,898
0.3
19,480  National Mentor
Holdings Inc, First
Lien Initial Term
C Loan, 8.454%,
(TSFR3M+3.850%),
03/02/2028 19,342
0.0
676,258  National Mentor
Holdings Inc, First
Lien Initial Term
Loan, 9.097%,
(TSFR1M+3.850%),
03/02/2028 671,450
0.3
389,025
(1)
Resonetics LLC, 2024
Specified Refinancing
Term Loan,
06/18/2031 391,456
0.2
3,538,660
1.8
Industrial : 13.1%
908,052  AlixPartners LLP,
Tranche B, 7.717%,
(TSFR1M+2.500%),
02/04/2028 912,687
0.5
680,000  Alliance Laundry
Systems LLC,
Tranche B, 8.345%,
(TSFR3M+3.500%),
08/19/2031 685,366
0.4
902,351  Allied Universal
Holdco LLC,
Tranche B, 8.695%,
(TSFR1M+3.750%),
05/15/2028 906,298
0.5
626,764  Altium Packaging LLC,
2024 Refinancing
Term Loan, 7.345%,
(TSFR1M+2.500%),
06/11/2031 627,809
0.3
59,550  Anticimex Inc,
Facility B6, 8.252%,
(SOFRRATE+3.400%),
11/16/2028 60,034
0.0
623,438  Azorra Soar TLB
FInance Limited, Initial
Term Loans, 8.132%,
(TSFR3M+3.500%),
10/10/2029 621,100
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Industrial: (continued)
571,741  Belfor Holdings Inc,
Initial Tranche B-1
Term Loan, 9.000%,
(TSFR1M+3.750%),
11/01/2030 $ 578,888
0.3
283  Bombardier
Recreational Products
Inc, 2024 Extended
Term Loan, 7.595%,
(TSFR1M+2.750%),
01/22/2031 284
0.0
357,276  Brown Group
Holding LLC,
Tranche B2, 7.807%,
(TSFR3M+2.750%),
07/02/2029 358,775
0.2
302,041  Chart Industries, Inc.,
Tranche B, 7.825%,
(TSFR3M+7.825%),
03/18/2030 303,268
0.2
468,614  Coherent Corp (f/k/a
II-VI Incorporated),
Term Loan B-1, 7.345%,
(TSFR1M+7.345%),
07/02/2029 471,397
0.2
525,000  Construction Partners
Inc., Closing Date
Loans, 7.172%,
(TSFR1M+2.500%),
11/03/2031 528,281
0.3
160,000  Cornerstone
Building Brands Inc,
Tranche C, 9.597%,
(TSFR1M+9.597%),
05/15/2031 154,400
0.1
300,000  Crown Equipment
Corporation, Initial
Term Loan, 7.122%,
(TSFR1M+2.500%),
10/02/2031 302,250
0.2
221,545  Dynasty Acquisition
Co Inc., Initial Term
B-1 Loan, 6.823%,
(TSFR1M+2.250%),
10/31/2031 222,870
0.1
84,268  Dynasty Acquisition
Co Inc., Initial Term
B-2 Loan, 6.823%,
(TSFR1M+2.250%),
10/31/2031 84,773
0.1
457,080  EMRLD Borrower
LP, Initial Term
B Loan, 7.557%,
(TSFR3M+2.500%),
05/31/2030 459,366
0.2
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Industrial: (continued)
786,484  Filtration Group
Corporation, 2021
Incremental Term
Loan, 8.861%,
(TSFR1M+3.500%),
10/21/2028 $ 793,489
0.4
150,000
(1)
Frontdoor Inc,
2024 Term Loan B,
12/17/2031 150,281
0.1
453,299  Ingram Micro Inc, 2024
Term Loan B, 7.564%,
(TSFR3M+2.750%),
09/22/2031 455,707
0.2
694,716  Kenan Advantage
Group Inc (The), Term
Loan B4, 8.095%,
(TSFR1M+3.250%),
01/25/2029 699,492
0.4
296,132
(1)
Lsf11 Trinity Bidco,
Inc., Term Loan B,
06/14/2030 298,723
0.2
750,000
(1)
Lsf12 Crown Us
Commercial Bidco, LLC,
Term Loan,
10/14/2031 750,000
0.4
714,588  Madison Safety &
Flow LLC, Initial
Term Loan, 7.823%,
(TSFR1M+3.250%),
09/26/2031 720,617
0.4
253,666  MI Windows and
Doors LLC, Tranche
B2, 8.345%,
(TSFR1M+3.500%),
03/28/2031 256,626
0.1
231,475  Minimax Viking
GmbH - MX Holdings
US Inc, New B1D
Facility, 4.960%,
(TSFR1M+4.960%),
07/31/2028 232,777
0.1
685,000
(1)
Nvent Electric Public
Limited Company, Term
Loan B,
09/12/2031 693,562
0.4
786,089  Oscar AcquisitionCo
LLC, Term B
Loan, 8.854%,
(TSFR3M+4.250%),
04/29/2029 778,965
0.4
468,825  Ovation Parent
Inc, Initial Term
Loan, 8.104%,
(TSFR3M+8.104%),
04/21/2031 472,634
0.2
450,670  Pactiv Evergreen
Group Holdings Inc.,
Tranch B-4 U.S.
Term Loans, 7.747%,
(TSFR1M+2.500%),
09/24/2028 452,897
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Industrial: (continued)
631,401  Pre Paid Legal Services
Inc, First Lien Initial
Term Loans, 8.710%,
(TSFR1M+3.750%),
12/15/2028 $ 636,729
0.3
230,978  Pretium PKG
Holdings Inc,
Tranche A1, 9.848%,
(TSFR3M+4.600%),
10/02/2028 184,855
0.1
846,591  Pro Mach Group
Inc, Refinancing
Term Loan, 8.073%,
(TSFR1M+3.500%),
08/31/2028 855,057
0.4
625,465  Quikrete Holdings Inc,
Tranche B, 7.095%,
(TSFR1M+2.250%),
03/19/2029 626,079
0.3
215,357
(1)
Radar Bidco Sarl,
FACILITY B2 (USD),
04/04/2031 218,049
0.1
643,731  Refficiency Holdings
LLC, 2021 Initial
Term Loan, 8.445%,
(TSFR1M+8.445%),
12/16/2027 646,749
0.3
539,534
(1)
Savage Enterprises
LLC, Refinancing Term
Loan,
09/18/2028 543,805
0.3
661,897  Service Logic
Acquisition Inc, 2024
Term Loan B, 8.073%,
(TSFR1M+3.500%),
10/29/2027 669,343
0.3
344,530  Smyrna Ready
Mix Concrete LLC,
Tranche B, 8.354%,
(TSFR1M+3.500%),
04/02/2029 346,683
0.2
654,707
(1)
SPX Flow, Inc.,
2024 Term Loan B,
04/05/2029 661,101
0.3
375,000
(1)
Terex Corporation, US
Term Loan,
10/08/2031 376,922
0.2
690,000  Third Coast
Infrastructure
LLC, Initial Term
Loan, 8.823%,
(TSFR1M+4.250%),
09/25/2030 690,862
0.4
964,336  TK Elevator Midco
Gmbh, Facility  B2
(USD), 8.588%,
(TSFR6M+3.500%),
04/30/2030 972,118
0.5
448,201  Transdigm Inc, Term
Loan I, 7.354%,
(TSFR3M+7.354%),
08/24/2028 450,045
0.2
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Industrial: (continued)
167,482  Transdigm Inc, Tranche
J Term Loan, 7.104%,
(TSFR3M+7.104%),
02/28/2031 $ 167,881
0.1
406,925  Transdigm Inc,
Tranche K, 7.354%,
(TSFR3M+2.750%),
03/22/2030 408,568
0.2
214,463  Transdigm Inc, Tranche
L Term Loans, 7.320%,
(TSFR3M+7.320%),
01/19/2032 215,113
0.1
852,298  Trident TPI Holdings
Inc, Tranche B-7
Term Loan, 8.188%,
(TSFR6M+3.750%),
09/15/2028 860,939
0.4
69,559  Tutor Perini
Corporation, Term
Loan, 9.710%,
(TSFR1M+4.750%),
08/18/2027 69,878
0.0
591,026  Vertex Aerospace
Services Corp, 2023
Term Loan, 7.596%,
(TSFR1M+2.750%),
12/06/2030 593,120
0.3
591,580  Watlow Electric
Manufacturing
Company, Tranche
B, 9.264%,
(TSFR3M+4.012%),
03/02/2028 599,049
0.3
678,300  Wilsonart LLC, Initial
Term Loans, 8.854%,
(TSFR1M+4.250%),
08/05/2031 681,162
0.4
25,507,723
13.1
Insurance : 0.6%
1,214,269  Sedgwick Claims
Management
Services Inc, 2024
Term Loan, 8.250%,
(TSFR3M+3.750%),
07/31/2031 1,223,160
0.6
Leisure Good/Activities/Movies : 0.3%
13,565  24 Hour Fitness
Worldwide Inc, Term
Loan, 14.319%,
(TSFR3M+2.000%),
09/29/2025 11,869
0.0
475,469  Playtika Holding Corp,
Tranche B1, 7.943%,
(TSFR1M+2.750%),
03/13/2028 477,371
0.3
489,240
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Lodging & Casinos : 1.1%
1,047,315  Fertitta Entertainment
LLC, Tranche
B, 8.847%,
(TSFR1M+3.750%),
01/29/2029 $ 1,052,715
0.6
603,813  Flynn Restaurant
Group LP, 2021 New
Term Loan, 9.210%,
(TSFR1M+4.364%),
12/01/2028 606,738
0.3
441,919  Golden Entertainment
Inc, Term B-1
Loan, 6.854%,
(TSFR1M+2.250%),
05/26/2030 442,195
0.2
2,101,648
1.1
Materials : 0.0%
65,000
(1)
White Cap Buyer LLC,
Add-On Tlb,
10/31/2029 65,200
0.0
Radio & Television : 0.8%
643,098  DirectV Financing
LLC, Closing Date
Term Loan, 10.360%,
(TSFR1M+5.114%),
08/02/2027 646,313
0.3
493,697  Gray Television Inc,
Tranche D, 8.315%,
(TSFR1M+3.113%),
12/01/2028 456,731
0.2
464,726  Houghton Mifflin
Harcourt Company,
First Lien Term B
Loan, 10.195%,
(TSFR1M+5.350%),
04/09/2029 458,627
0.3
1,561,671
0.8
Retailers (Except Food & Drug) : 1.4%
1,218,372  Great Outdoors
Group LLC, Term
B-2 Loan, 9.110%,
(TSFR1M+3.864%),
03/06/2028 1,226,082
0.6
669,669
(1)
Leslie's Poolmart Inc,
Initial Term Loan,
(TSFR1M+2.750%),
03/09/2028 641,806
0.3
945,473  Petco Health and
Wellness Company Inc,
Tranche B, 8.115%,
(TSFR3M+3.512%),
03/06/2028 920,360
0.5
2,788,248
1.4
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Technology : 13.7%
427,713  Adeia Inc, 3rd
Amendment Term
Loan B, 7.961%,
(TSFR1M+7.961%),
06/08/2028 $ 429,139
0.2
530,000
(1)
Amazon Holdco Inc.,
Tlb,
09/29/2031 529,404
0.3
548,618  AMC Entertainment
Holdings Inc, Initial
Exchange Term
Loan, 11.595%,
(TSFR1M+7.000%),
01/04/2029 559,865
0.3
195,000  Applied Systems Inc,
Initial Term Loan (2024)
(Second Lien), 9.854%,
(TSFR3M+5.250%),
02/23/2032 200,952
0.1
712,191  Applied Systems Inc,
Tranche B, 7.604%,
(TSFR1M+3.000%),
02/24/2031 719,778
0.4
530,000  Asurion LLC,
Second Lien Term
Loan B3, 10.210%,
(TSFR1M+5.364%),
01/31/2028 519,400
0.3
860,000  BMC Software (Boxer/
Bladelogic), 2031
New First Lien Dollar
Term Loan, 9.005%,
(TSFR3M+9.005%),
07/30/2031 868,376
0.4
654,584  Capstone Borrower Inc,
Term Loan B, 7.854%,
(TSFR3M+7.854%),
06/17/2030 659,902
0.3
355,000  Cloud Software Group
Inc, Incremental
Term B, 8.309%,
(TSFR1M+3.750%),
03/24/2031 356,812
0.2
864,159
(1)
Cloud Software Group
Inc, Initial Dollar Term B
Facility,
03/30/2029 867,993
0.4
540,939  Connectwise,
LLC, Initial Term
Loan, 9.096%,
(TSFR3M+3.762%),
09/29/2028 545,199
0.3
332,137  Constant Contact
Inc, First Lien Initial
Term Loan, 9.566%,
(TSFR3M+4.262%),
02/10/2028 298,093
0.2
820,000
(1)
Darktrace Plc, Term
Loan,
07/02/2031 820,220
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Technology: (continued)
555,000  Dragon Buyer, Inc.,
Term Loan, 7.854%,
(TSFR3M+3.250%),
09/30/2031 $ 556,850
0.3
621,144  ECI Macola / Max
Holding LLC, Term
Loan, 7.842%,
(TSFR3M+3.250%),
05/31/2030 627,808
0.3
430,000
(1)
Envestnet, Inc., Term
Loan,
09/19/2031 434,300
0.2
911,258
(1)
Epicor Software
Corporation, Term Loan
F,
05/30/2031 918,948
0.5
423,938  Fortress Intermediate
3 Inc., Initial Term
Loan, 8.595%,
(TSFR1M+3.750%),
06/27/2031 425,925
0.2
658,375  Gainwell Acquisition
Corp, Tranche
B, 8.704%,
(US0006M+4.000%),
10/01/2027 639,584
0.3
864,539  Genesys Cloud
Services Holdings II
LLC (f/k/a Greeneden
US Holdings II LLC),
Initial 2024 Incremental
No. 3 Dollar Term
Loan, 7.573%,
(TSFR1M+3.000%),
12/01/2027 872,212
0.5
466,610
(1)
Helios Software
Holdings Inc., Facility
2024-B Dollar Term
Loan,
07/18/2030 469,817
0.2
605,000  Icon Parent I, Initial
Term Loan, 7.516%,
(TSFR3M+3.000%),
09/11/2031 607,874
0.3
322,563  Imagine Learning
LLC, 2024 Term
Loan, 8.345%,
(TSFR1M+3.500%),
01/02/2040 323,599
0.2
653,363  Indy Us Bidco, LLC,
Ninth Amend Dollar
Term Loan, 9.595%,
(TSFR1M+4.750%),
03/06/2028 651,865
0.3
243,163  Lorca Telecom
Bidco S.A., Facility
B4 Loan, 8.104%,
(TSFR3M+3.500%),
03/25/2031 245,695
0.1
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Technology: (continued)
365,000  MH Sub I LLC,
Second Lien Term
Loan, 11.502%,
(TSFR1M+6.250%),
02/23/2029 $ 362,338
0.2
265,000
(1)
Minerals Technologies
Inc., Term Loan B,
12/01/2031 266,491
0.1
2,152  Mitchell International,
Inc., Initial Term
Loan, 8.095%,
(TSFR1M+8.095%),
06/06/2031 2,157
0.0
486,454  MKS Instruments Inc,
2024-1 Dollar Term
Loan B, 7.170%,
(TSFR1M+7.170%),
08/17/2029 489,251
0.3
450,000  Modena Buyer
LLC, Initial Term
Loan, 9.104%,
(TSFR3M+9.104%),
07/01/2031 436,950
0.2
415,000  Mosel Bidco (SE),
Facility B (Usd)
Loan, 9.104%,
(TSFR3M+4.750%),
09/16/2030 420,187
0.2
735,000
(1)
Neon Maple Purchaser
Inc, Tranche B-1 Term
Loan,
07/18/2031 737,450
0.4
800,000  PointClickCare
Technologies Inc., 2024-
1 Term Loan, 7.821%,
(TSFR1M+3.250%),
10/10/2031 804,500
0.4
802,788  Project Boost Purchaser
LLC, 1L Intial Term
Loan, 8.786%,
(TSFR3M+3.500%),
07/16/2031 809,499
0.4
721,375
(1)
Project Ruby
Ultimate Parent Corp,
Incremental Term B4
Loan,
03/10/2028 725,613
0.4
469,722  Rackspace
Finance, LLC,
Tranche B, 7.982%,
(TSFR1M+3.500%),
05/15/2028 275,375
0.1
993,331  RealPage Inc, First
Lien Initial Term
Loan, 7.960%,
(TSFR1M+3.114%),
04/24/2028 993,021
0.5
592,010
(1)
Rocket Software Inc.,
Term Loan,
11/28/2028 597,964
0.3
500,000
(1)
Sandisk Corporation,
Tlb,
02/05/2032 494,375
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Technology: (continued)
345,313  Skillsoft Finance
II Inc, Initial Term
Loan, 10.219%,
(TSFR1M+5.364%),
07/14/2028 $ 304,307
0.2
685,000
(1)
Sophos Holdings,
LLC, Incremental Tl,
03/05/2027 690,042
0.4
570,695
(1)
The Knot Worldwide
Inc., Amendment No 5
term Loan,
01/31/2028 574,975
0.3
359,100  Thunder Generation
Funding LLC,
Tranche B, 7.610%,
(TSFR3M+3.000%),
10/03/2031 362,146
0.2
1,240,552  UKG Inc, Tranche
B, 8.555%,
(TSFR3M+3.500%),
02/10/2031 1,251,055
0.6
241,348
(1)
Ultra Clean Holdings
Inc, Seventh
Amendment
Replacement Term
Loan,
02/28/2028 243,761
0.1
395,362  Virtusa Corporation,
Term B-2 Loan, 8.095%,
(TSFR1M+8.095%),
02/15/2029 398,656
0.2
369,075
(1)
VS Buyer LLC, 2024-1
Refinancing Term Loan,
04/12/2031 369,536
0.2
528,884  Waystar Technologies
Inc, Tranche B, 7.595%,
(TSFR1M+2.750%),
10/22/2029 531,033
0.3
362,273
(1)
World Wide Technology
Holding Co LLC, 2024-
2 Refinancing Term
Loans,
03/01/2030 364,084
0.2
26,654,376
13.7
Telecommunications : 1.2%
474,121  Cablevision
Lightpath LLC,
Tranche B, 8.461%,
(TSFR1M+3.250%),
11/30/2027 475,009
0.2
913,560  CCI Buyer Inc, First
Lien Initial Term
Loan, 8.604%,
(TSFR3M+4.000%),
12/17/2027 915,273
0.5
1,000,000  Zayo Group Holdings
Inc, Tranche B, 7.687%,
(TSFR1M+3.000%),
03/09/2027 937,679
0.5
2,327,961
1.2
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Utilities : 0.8%
334,163
(1)
Alpha Generation LLC,
Tranche B,
09/30/2031 $ 337,176
0.2
1,211  Bip Pipeco
Holdings LLC, Term
Loan, 7.818%,
(TSFR3M+2.500%),
12/05/2030 1,218
0.0
609,106  Discovery Energy
Holding Corporation,
Initial Dollar Term
Loan, 9.354%,
(TSFR3M+4.750%),
05/01/2031 609,487
0.3
530,000  Lightning Power,
LLC, Initial Term
B Loan, 8.346%,
(TSFR3M+3.250%),
08/18/2031 536,861
0.3
1,484,742
0.8
Total Loans
(Cost $174,039,262)
175,112,270
89.8
CORPORATE BONDS/NOTES : 6.8%
Basic Materials : 0.5%
500,000
(3)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 491,680
0.3
500,000
(3)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 461,171
0.2
952,851
0.5
Communications : 1.0%
500,000
(3)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 449,393
0.2
500,000
(3)
Stagwell Global LLC,
5.625%,
08/15/2029 476,645
0.3
500,000
(3)
Viasat, Inc., 5.625%,
04/15/2027 484,471
0.3
500,000
(3)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 453,384
0.2
1,863,893
1.0
Consumer, Cyclical : 1.4%
500,000
(3)
Gap, Inc., 3.875%,
10/01/2031 432,845
0.2
500,000
(3)
Lithia Motors, Inc.,
4.375%,
01/15/2031 455,176
0.2
500,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 501,537
0.3
500,000
(3)
Taylor Morrison
Communities, Inc.,
5.750%,
01/15/2028 497,097
0.3
500,000
(3)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 436,660
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
500,000
(3)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 $ 494,964
0.2
2,818,279
1.4
Consumer, Non-cyclical : 1.4%
500,000
(3)
ADT Security Corp.,
4.125%,
08/01/2029 460,183
0.2
500,000
(3)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 455,486
0.2
500,000
(3)
DaVita, Inc., 4.625%,
06/01/2030 460,093
0.2
500,000
(3)
Post Holdings, Inc.,
4.625%,
04/15/2030 461,562
0.2
500,000
(3)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 465,429
0.3
500,000
(3)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 477,835
0.3
2,780,588
1.4
Energy : 0.7%
500,000
(3)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 497,647
0.3
500,000
(3)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 472,400
0.2
500,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 471,744
0.2
1,441,791
0.7
Financial : 1.0%
500,000
(3)
Nationstar Mortgage
Holdings, Inc., 5.750%,
11/15/2031 478,436
0.2
500,000  OneMain Finance
Corp., 5.375%,
11/15/2029 481,113
0.3
500,000
(3)
PRA Group, Inc.,
5.000%,
10/01/2029 457,882
0.2
500,000
(3)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 494,260
0.3
1,911,691
1.0
Industrial : 0.5%
500,000
(3)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 485,709
0.3
500,000
(3)
Standard Industries,
Inc., 4.750%,
01/15/2028 478,923
0.2
964,632
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology : 0.3%
550,000
(3)
Entegris Escrow Corp.,
5.950%,
06/15/2030 $ 546,015
0.3
Total Corporate Bonds/
Notes
(Cost $13,171,217)
13,279,740
6.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Business Equipment & Services : 0.0%
30,272
(4)
Yak Access LLC Series
A
34,056
0.0
5,388
(4)
Yak Access LLC Series
B
6,062
0.0
40,118
0.0
Communication Services : 0.0%
32,597
(5)
Cumulus Media, Inc. —
Class A
21,286
0.0
Consumer Discretionary : 0.0%
408,271
(4)
24 Hour Fitness
Worldwide, Inc.
4,083
0.0
42,856
(4)
Anchor Hocking
Holdings
429
0.0
188
(4)
Travelport Tech Ltd.
62,914
0.0
67,426
0.0
Consumer Staples : 0.0%
5,913,978
(4)
Save-A-Lot, Inc./Moran
Foods
—
0.0
Total Common Stock
(Cost $2,039,237)
128,830
0.0
PREFERRED STOCK : 0.0%
Consumer Discretionary : 0.0%
544,388
(4)
24 Hour Fitness
Worldwide, Inc.
163
0.0
Total Preferred Stock
(Cost $653,781)
163
0.0
Total Long-Term
Investments
(Cost $189,903,497)
188,521,003
96.6

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.9%
Mutual Funds : 3.9%
7,567,513
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.370%
(Cost $7,567,513) $ 7,567,513 3.9
Total Short-Term
Investments
(Cost $7,567,513)
$ 7,567,513
3.9
Total Investments in
Securities
(Cost $197,471,010) $ 196,088,516 100.5
Liabilities in Excess of
Other Assets
(1,015,397) (0.5)
Net Assets $ 195,073,119 100.0
*
Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short-
term rates.
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)
All or a portion of this holding is subject to unfunded loan commitments.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Non-income producing security.
(6)
Rate shown is the 7-day yield as of December 31, 2024.
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR2M 2-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0006M 6-month LIBOR

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services $ — $ — $ 40,118 $ 40,118
Communication Services 21,286 — — 21,286
Consumer Discretionary — — 67,426 67,426
Consumer Staples — — — —
Total Common Stock 21,286 — 107,544 128,830
Loans — 175,112,270 — 175,112,270
Corporate Bonds/Notes — 13,279,740 — 13,279,740
Preferred Stock — — 163 163
Short-Term Investments 7,567,513 — — 7,567,513
Total Investments, at fair value $ 7,588,799 $ 188,392,010 $ 107,707 $ 196,088,516
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,852,247
Gross Unrealized Depreciation (3,234,741)
Net Unrealized Depreciation $ (1,382,494)